UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       12/31/2008

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one):    |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Budros, Ruhlin & Roe, Inc
Address:          1801 Watermark Drive, Suite 300
                  Columbus, OH 43215-7088


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Schuman
Title:   Principal and Chief Compliance Officer
Phone:   614-481-6900

Signature, Place, and Date of Signing:

                                     Columbus, Ohio
[Signature]                          [City, State]               [Date]

Report Type (Check one only):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.) [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                        Name
28-
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:         129
                                                ---

Form 13F Information Table Value Total:     $  221,960
                                               -------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name


[Repeat as necessary.]

                                            FORM 13F INFORMATION TABLE

                                  Title of                    Value       SHARES/  SH  PUT/ OTHER    Investment     VOTING AUTHORITY
Name of Issuer                     Class        Cusip         (x1000)     PRN AMT  PRN CALL MANAGERS Discretion    SOLE  SHARED NONE

Abbott Laboratories                  COM                2824100      491      9,196  SH                SOLE           9,196
Allstate Corporation                 COM               20002101      222      6,779  SH                SOLE           6,779
Altria Group Inc                     COM              02209S103      362     24,065  SH                SOLE          24,065
American Express                     COM               25816109      527     28,418  SH                SOLE          28,418
Amgen Inc                            COM               31162100      329      5,700  SH                SOLE           5,700
Apache Corp                          COM               37411105      266      3,572  SH                SOLE           3,572
Apple Computer Inc                   COM               37833100      545      6,389  SH                SOLE           6,389
Arris Group Inc                      COM              04269Q100       86     10,755  SH                SOLE          10,755
AstraZeneca                          SPONSORED ADR     46353108      389      9,470  SH                SOLE           9,470
AT&T Inc.                            COM              00206R102      837     29,352  SH                SOLE          29,352
Bank of America Corp                 COM               60505104      735     52,224  SH                SOLE          52,224
Berkshire Hathaway                   COM               84990175   31,298        324  SH                SOLE             324
Berkshire Hathaway Cl B              COM                8467020   19,400      6,036  SH                SOLE           6,036
Bob Evans Farms, Inc.                COM               96761101      264     12,913  SH                SOLE          12,913
BP Plc ADR                           SPONSORED ADR     55622104      350      7,484  SH                SOLE           7,484
Bristol-Myers Squibb                 COM              110122108    2,344    100,830  SH                SOLE         100,830
Cardinal Health Inc                  COM              14149Y108      322      9,334  SH                SOLE           9,334
Carmax, Inc.                         COM              143130102      110     13,925  SH                SOLE          13,925
Celgene Corp                         COM              151020104      419      7,573  SH                SOLE           7,573
ChevronTexaco Corp                   COM              166764100    2,012     27,205  SH                SOLE          27,205
Cisco Systems                        COM              17275R102    1,818    111,527  SH                SOLE         111,527
CIT Group Inc                        COM              125581108       73     16,050  SH                SOLE          16,050
Citigroup, Inc.                      COM              172967101      344     51,231  SH                SOLE          51,231
Coca-Cola Co                         COM              191216100    1,463     32,317  SH                SOLE          32,317
ConocoPhillips                       COM              20825C104      954     18,419  SH                SOLE          18,419
Costco Whsl Corp New                 COM              22160K105      313      5,954  SH                SOLE           5,954
Covidien Ltd                         COM              G2552X108    1,170     32,286  SH                SOLE          32,286
CVS Corp                             COM              126650100      543     18,877  SH                SOLE          18,877
Diageo Plc New Adr F 1 Adr Reps      SPONrADR NEW     25243Q205      374      6,590  SH                SOLE           6,590
Exxon Mobil Corporation              COM              30231G102    2,155     27,000  SH                SOLE          27,000
Fifth Third Bancorp                  COM              316773100    1,902    230,245  SH                SOLE         230,245
Flir Systems Inc                     COM              302445101      243      7,935  SH                SOLE           7,935
Genentech, Inc.                      CON NEW          368710406      945     11,401  SH                SOLE          11,401
General Dynamics Corp.               COM              369550108      449      7,790  SH                SOLE           7,790
General Electric                     COM              369604103    2,853    176,121  SH                SOLE         176,121
Genuine Parts Co.                    COM              372460105      521     13,750  SH                SOLE          13,750
Gilead Science                       COM              375558103      266      5,202  SH                SOLE           5,202
Goldman Sachs Group Inc              COM              38141G104      443      5,255  SH                SOLE           5,255
Google Inc Class A                   COM              38259P508      306        996  SH                SOLE             996
Health Care Properties Inv.          COM              40414L109      394     14,185  SH                SOLE          14,185
Health Care REIT                     COM              42217K106      421      9,977  SH                SOLE           9,977
Heinz H J Co                         COM              423074103      502     13,360  SH                SOLE          13,360
Henderson Land Dev Ord               COM              Y31476107       59     16,000  SH                SOLE          16,000
Hewlett Packard Company              COM              428236103    1,693     46,647  SH                SOLE          46,647
Huntington Bancshares                COM              446150104      117     15,241  SH                SOLE          15,241
Hutchison Whampoa Ord                COM              Y38024108       70     14,000  SH                SOLE          14,000
Int'l Bus. Machines                  COM              459200101    2,130     25,309  SH                SOLE          25,309
Intel Corp                           COM              458140100    1,239     84,485  SH                SOLE          84,485
iPath DJ-AIG Commodities ETN         COM              06738C778    4,974    141,338  SH                SOLE         141,338
iShares Barclays Agg Bond            COM              464287226    5,965     57,246  SH                SOLE          57,246
iShares Dow Jones Cons Cyc           COM              464287580      223      5,264  SH                SOLE           5,264
iShares Dow Jones Fin. Svcs.         DJ US FINL SVC   464287770      326      6,952  SH                SOLE           6,952
iShares Dow Jones Technology         COM              464287721      255      7,226  SH                SOLE           7,226
iShares Morningstar Small Growth In  SMLL GRWTH IDX   464288604    3,543     72,750  SH                SOLE          72,750
iShares Msci Eafe Fund               MSCI EAFE IDX    464287465      315      7,015  SH                SOLE           7,015
iShares Msci Val Idx Fd              COM              464288877    3,302     81,433  SH                SOLE          81,433
iShares Pharmaceutical               COM              464288836      429      9,513  SH                SOLE           9,513
iShares Russell 1000 Growth          RUSSELL1000GRW   464287614    2,433     65,650  SH                SOLE          65,650
iShares Russell 1000 Index           RUSSELL 1000     464287622   16,462    336,845  SH                SOLE         336,845
iShares Russell 2000 Index           RUSSELL 2000     464287655    1,070     21,721  SH                SOLE          21,721
iShares Russell Microcap             RSSL MCRCP IDX   464288869    3,064     96,189  SH                SOLE          96,189
iShares S&P 500 Index                S&P 500 INDEX    464287200    5,187     57,436  SH                SOLE          57,436
iShares S&P 500 Value                S&P 500 VALUE    464287408   11,683    258,590  SH                SOLE         258,590
iShares S&P Midcap 400               S&P MIDCAP 400   464287507      653     12,242  SH                SOLE          12,242
iShares S&P MidCap Value             S&P MIDCP VALU   464287705      377      7,502  SH                SOLE           7,502
iShares S&P National Municipal Bond  COMnd            464288414      378      3,800  SH                SOLE           3,800
iShares S&P Smallcap 600             S&P SMLCAP 600   464287804      515     11,712  SH                SOLE          11,712
iShares S&P Smallcap 600 Value       S&P SMLCP VALU   464287879    1,333     27,413  SH                SOLE          27,413
iShares Trust Dow Jones              COM              464287168    1,727     41,820  SH                SOLE          41,820
iShares Xinhua China 25 Index ETF    FTSE XNHUA IDX   464287184   11,013    378,592  SH                SOLE         378,592
Itemus INC                           COM              46564Q103        -     29,915  SH                SOLE          29,915
Johnson & Johnson                    COM              478160104    1,181     19,737  SH                SOLE          19,737
JP Morgan Chase & Co.                COM              46625H100    3,208    101,753  SH                SOLE         101,753
Kimberly-Clark                       COM              494368103      433      8,203  SH                SOLE           8,203
Kraft Foods Inc                      CL A             50075N104      574     21,362  SH                SOLE          21,362
Kroger Co                            COM              501044101      938     35,520  SH                SOLE          35,520
Lilly (Eli) & Company                COM              532457108    1,474     36,609  SH                SOLE          36,609
Lockheed Martin Corp                 COM              539830109      769      9,141  SH                SOLE           9,141
Lowes Companies Inc                  COM              548661107      594     27,602  SH                SOLE          27,602
Mastercard Inc                       CL A             57636Q104      492      3,441  SH                SOLE           3,441
McDonald's Corp                      COM              580135101    3,950     63,515  SH                SOLE          63,515
Medcohealth Solutions                COM              58405U102      378      9,019  SH                SOLE           9,019
Merck & Co                           COM              589331107    1,574     51,770  SH                SOLE          51,770
Mettler Toledo Intl Incf             COM              592688105      246      3,652  SH                SOLE           3,652
Microsoft Corp                       COM              594918104    1,376     70,779  SH                SOLE          70,779
Miller (Herman) Inc.                 COM              600544100      311     23,901  SH                SOLE          23,901
Monsanto Co New Del                  COM              61166W101      607      8,634  SH                SOLE           8,634
Motorola Inc                         COM              620076109      467    105,508  SH                SOLE         105,508
MVC Capital                          COM              553829102      257     23,424  SH                SOLE          23,424
Nike Inc  Cl B                       CL B             654106103      393      7,697  SH                SOLE           7,697
Norfolk Southern Corp                COM              655844108      281      5,964  SH                SOLE           5,964
Oracle Sys Corp                      COM              68389X105      379     21,382  SH                SOLE          21,382
Park National Corp                   COM              700658107    1,750     24,390  SH                SOLE          24,390
PepsiCo Inc                          COM              713448108      344      6,283  SH                SOLE           6,283
Pfizer Incorporated                  COM              717081103    1,441     81,346  SH                SOLE          81,346
Philip Morris International          COM              718172109      632     14,534  SH                SOLE          14,534
PowerShares DB Com Index Tracking F  UNIT BEN INT     73935S105    1,196     56,440  SH                SOLE          56,440
Praxair Incorporated                 COM              74005P104      430      7,238  SH                SOLE           7,238
Procter & Gamble                     COM              742718109    8,315    134,508  SH                SOLE         134,508
Qualcomm Inc                         COM              747525103      606     16,913  SH                SOLE          16,913
Schering-Plough                      COM              806605101      301     17,674  SH                SOLE          17,674
Schlumberger Ltd                     COM              806857108      340      8,032  SH                SOLE           8,032
SPDR S&P China ETF                   COM              78463X400    1,183     26,128  SH                SOLE          26,128
SPDR S&P Emerging Asia               ASIA PACIF ETF   78463X301    3,799     86,338  SH                SOLE          86,338
SPDR Series TRUST Etf                COM              78464A458    1,609     75,110  SH                SOLE          75,110
Starbucks Corp                       COM              855244109      678     71,655  SH                SOLE          71,655
Target Corp.                         COM              8.76E+110      329      9,527  SH                SOLE           9,527
Tellabs Inc                          COM              879664100       63     15,200  SH                SOLE          15,200
Tim Hortons Inc                      COM              88706M103      240      8,317  SH                SOLE           8,317
Time Warner Inc.                     COM              887317105      931     92,509  SH                SOLE          92,509
Transocean Sedco Forex F             REG SHS          H8817H100      242      5,125  SH                SOLE           5,125
Ultra Financials Proshares           COM              74347R743      124     20,630  SH                SOLE          20,630
Unilever N.V.                        N Y SHS NEW      904784709      476     19,395  SH                SOLE          19,395
Union Pacific Corp                   COM              907818108      627     13,123  SH                SOLE          13,123
US Bancorp                           COM NEW          902973304    4,238    169,466  SH                SOLE         169,466
Vanguard World Fund Etf              COM              921910840      291      9,275  SH                SOLE           9,275
Verizon Communications               COM              92343V104      705     20,811  SH                SOLE          20,811
Visa, Inc.                           COM CL A         92826C839      470      8,953  SH                SOLE           8,953
Vodafone Group Plc Adr F             SPONS ADR NEW    92857W209      252     12,313  SH                SOLE          12,313
Vulcan Int'l Corp                    COM              929136109      398      9,240  SH                SOLE           9,240
Wal-Mart Stores Inc                  COM              931142103    2,307     41,158  SH                SOLE          41,158
Walt Disney Holding Co               COM DISNEY       254687106    1,431     63,065  SH                SOLE          63,065
Wells Fargo & Co New                 COM              949746101    2,546     86,360  SH                SOLE          86,360
Wendy's/Arby's Group, Inc            COM              950587105       81     16,373  SH                SOLE          16,373
Wesbanco Inc                         COM              950810101    2,173     79,853  SH                SOLE          79,853
Wheelock & Co Ltd Ord                COM              Y9553V106      105     48,000  SH                SOLE          48,000
WisdomTree India                     COM               26980310      118     10,435  SH                SOLE          10,435
Worthington Industries               COM              981811102      329     29,900  SH                SOLE          29,900
Y R C Worldwide Inc                  COM              984249102      120     41,665  SH                SOLE          41,665
YUM Brands Inc.                      COM              988498101      566     17,961  SH                SOLE          17,961